Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Money Market Obligations Trust
Entity Central Index Key	0000856517
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000194027
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Administrative Shares
Trading Symbol	GOEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 177,455,889,239
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 131,821,911
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$177,455,889,239 Number of Investments135 Total Advisory Fees Paid$131,821,911
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	22.7%
U.S. Government Agency Securities	25.0%
Repurchase Agreements	50.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.2%
91-180 Days	8.8%
31-90 Days	10.1%
8-30 Days	2.4%
1-7 Days	69.0%

Material Fund Change [Text Block]
C000190786
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Advisor Shares
Trading Symbol	GOVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 177,455,889,239
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 131,821,911
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$177,455,889,239 Number of Investments135 Total Advisory Fees Paid$131,821,911
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	22.7%
U.S. Government Agency Securities	25.0%
Repurchase Agreements	50.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.2%
91-180 Days	8.8%
31-90 Days	10.1%
8-30 Days	2.4%
1-7 Days	69.0%

Material Fund Change [Text Block]
C000026059
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Capital Shares
Trading Symbol	GOCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 177,455,889,239
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 131,821,911
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$177,455,889,239 Number of Investments135 Total Advisory Fees Paid$131,821,911
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	22.7%
U.S. Government Agency Securities	25.0%
Repurchase Agreements	50.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.2%
91-180 Days	8.8%
31-90 Days	10.1%
8-30 Days	2.4%
1-7 Days	69.0%

Material Fund Change [Text Block]
C000157038
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Cash II Shares
Trading Symbol	GFYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
AssetsNet	$ 177,455,889,239
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 131,821,911
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$177,455,889,239 Number of Investments135 Total Advisory Fees Paid$131,821,911
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	22.7%
U.S. Government Agency Securities	25.0%
Repurchase Agreements	50.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.2%
91-180 Days	8.8%
31-90 Days	10.1%
8-30 Days	2.4%
1-7 Days	69.0%

Material Fund Change [Text Block]
C000157039
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Cash Series Shares
Trading Symbol	GFSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$103	1.02%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.02%
AssetsNet	$ 177,455,889,239
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 131,821,911
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$177,455,889,239 Number of Investments135 Total Advisory Fees Paid$131,821,911
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	22.7%
U.S. Government Agency Securities	25.0%
Repurchase Agreements	50.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.2%
91-180 Days	8.8%
31-90 Days	10.1%
8-30 Days	2.4%
1-7 Days	69.0%

Material Fund Change [Text Block]
C000026060
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Institutional Shares
Trading Symbol	GOIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 177,455,889,239
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 131,821,911
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$177,455,889,239 Number of Investments135 Total Advisory Fees Paid$131,821,911
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	22.7%
U.S. Government Agency Securities	25.0%
Repurchase Agreements	50.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.2%
91-180 Days	8.8%
31-90 Days	10.1%
8-30 Days	2.4%
1-7 Days	69.0%

Material Fund Change [Text Block]
C000151096
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Premier Shares
Trading Symbol	GOFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 177,455,889,239
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 131,821,911
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$177,455,889,239 Number of Investments135 Total Advisory Fees Paid$131,821,911
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	22.7%
U.S. Government Agency Securities	25.0%
Repurchase Agreements	50.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.2%
91-180 Days	8.8%
31-90 Days	10.1%
8-30 Days	2.4%
1-7 Days	69.0%

Material Fund Change [Text Block]
C000235065
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	SDG Shares
Trading Symbol	GPHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDG Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 177,455,889,239
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 131,821,911
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$177,455,889,239 Number of Investments135 Total Advisory Fees Paid$131,821,911
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	22.7%
U.S. Government Agency Securities	25.0%
Repurchase Agreements	50.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.2%
91-180 Days	8.8%
31-90 Days	10.1%
8-30 Days	2.4%
1-7 Days	69.0%

Material Fund Change [Text Block]
C000168188
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Select Shares
Trading Symbol	GRTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 177,455,889,239
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 131,821,911
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$177,455,889,239 Number of Investments135 Total Advisory Fees Paid$131,821,911
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	22.7%
U.S. Government Agency Securities	25.0%
Repurchase Agreements	50.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.2%
91-180 Days	8.8%
31-90 Days	10.1%
8-30 Days	2.4%
1-7 Days	69.0%

Material Fund Change [Text Block]
C000026061
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Service Shares
Trading Symbol	GOSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
AssetsNet	$ 177,455,889,239
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 131,821,911
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$177,455,889,239 Number of Investments135 Total Advisory Fees Paid$131,821,911
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	22.7%
U.S. Government Agency Securities	25.0%
Repurchase Agreements	50.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.2%
91-180 Days	8.8%
31-90 Days	10.1%
8-30 Days	2.4%
1-7 Days	69.0%

Material Fund Change [Text Block]
C000026062
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Trust Shares
Trading Symbol	GORXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
AssetsNet	$ 177,455,889,239
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 131,821,911
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$177,455,889,239 Number of Investments135 Total Advisory Fees Paid$131,821,911
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	22.7%
U.S. Government Agency Securities	25.0%
Repurchase Agreements	50.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.2%
91-180 Days	8.8%
31-90 Days	10.1%
8-30 Days	2.4%
1-7 Days	69.0%

Material Fund Change [Text Block]
C000026156
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional Prime Obligations Fund
Class Name	Institutional Shares
Trading Symbol	POIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Institutional Prime Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 17,442,896,871
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 16,470,850
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$17,442,896,871 Number of Investments153 Total Advisory Fees Paid$16,470,850
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Asset-Backed Securities	0.1%
Bank Note	1.9%
Variable Rate Instruments	11.0%
Bank Instruments	15.3%
Commercial Paper	20.8%
Other Repurchase Agreements and Repurchase Agreements	50.5%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	12.3%
91-180 Days	6.1%
31-90 Days	10.0%
8-30 Days	3.2%
1-7 Days	68.0%

Material Fund Change [Text Block]
C000026157
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional Prime Obligations Fund
Class Name	Service Shares
Trading Symbol	PRSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Institutional Prime Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
AssetsNet	$ 17,442,896,871
Holdings Count | Holding	153
Advisory Fees Paid, Amount	$ 16,470,850
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$17,442,896,871 Number of Investments153 Total Advisory Fees Paid$16,470,850
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Asset-Backed Securities	0.1%
Bank Note	1.9%
Variable Rate Instruments	11.0%
Bank Instruments	15.3%
Commercial Paper	20.8%
Other Repurchase Agreements and Repurchase Agreements	50.5%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	12.3%
91-180 Days	6.1%
31-90 Days	10.0%
8-30 Days	3.2%
1-7 Days	68.0%

Material Fund Change [Text Block]
C000157048
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Automated Shares
Trading Symbol	PTAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
AssetsNet	$ 103,599,328,299
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 122,469,917
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$103,599,328,299 Number of Investments235 Total Advisory Fees Paid$122,469,917
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.3%
Variable Rate Instruments	11.5%
Bank Instruments	12.8%
Commercial Paper	17.5%
Other Repurchase Agreements and Repurchase Agreements	52.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	11.7%
91-180 Days	6.3%
31-90 Days	8.3%
8-30 Days	4.0%
1-7 Days	67.6%

Material Fund Change [Text Block]
C000190787
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Advisor Shares
Trading Symbol	PCVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 103,599,328,299
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 122,469,917
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$103,599,328,299 Number of Investments235 Total Advisory Fees Paid$122,469,917
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.3%
Variable Rate Instruments	11.5%
Bank Instruments	12.8%
Commercial Paper	17.5%
Other Repurchase Agreements and Repurchase Agreements	52.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	11.7%
91-180 Days	6.3%
31-90 Days	8.3%
8-30 Days	4.0%
1-7 Days	67.6%

Material Fund Change [Text Block]
C000026149
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Capital Shares
Trading Symbol	PCCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 103,599,328,299
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 122,469,917
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$103,599,328,299 Number of Investments235 Total Advisory Fees Paid$122,469,917
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.3%
Variable Rate Instruments	11.5%
Bank Instruments	12.8%
Commercial Paper	17.5%
Other Repurchase Agreements and Repurchase Agreements	52.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	11.7%
91-180 Days	6.3%
31-90 Days	8.3%
8-30 Days	4.0%
1-7 Days	67.6%

Material Fund Change [Text Block]
C000157049
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Cash II Shares
Trading Symbol	PCDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
AssetsNet	$ 103,599,328,299
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 122,469,917
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$103,599,328,299 Number of Investments235 Total Advisory Fees Paid$122,469,917
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.3%
Variable Rate Instruments	11.5%
Bank Instruments	12.8%
Commercial Paper	17.5%
Other Repurchase Agreements and Repurchase Agreements	52.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	11.7%
91-180 Days	6.3%
31-90 Days	8.3%
8-30 Days	4.0%
1-7 Days	67.6%

Material Fund Change [Text Block]
C000157045
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Cash Series Shares
Trading Symbol	PTSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
AssetsNet	$ 103,599,328,299
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 122,469,917
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$103,599,328,299 Number of Investments235 Total Advisory Fees Paid$122,469,917
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.3%
Variable Rate Instruments	11.5%
Bank Instruments	12.8%
Commercial Paper	17.5%
Other Repurchase Agreements and Repurchase Agreements	52.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	11.7%
91-180 Days	6.3%
31-90 Days	8.3%
8-30 Days	4.0%
1-7 Days	67.6%

Material Fund Change [Text Block]
C000157046
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Class R Shares
Trading Symbol	PTRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$117	1.15%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.15%
AssetsNet	$ 103,599,328,299
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 122,469,917
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$103,599,328,299 Number of Investments235 Total Advisory Fees Paid$122,469,917
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.3%
Variable Rate Instruments	11.5%
Bank Instruments	12.8%
Commercial Paper	17.5%
Other Repurchase Agreements and Repurchase Agreements	52.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	11.7%
91-180 Days	6.3%
31-90 Days	8.3%
8-30 Days	4.0%
1-7 Days	67.6%

Material Fund Change [Text Block]
C000026148
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Service Shares
Trading Symbol	PRCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 103,599,328,299
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 122,469,917
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$103,599,328,299 Number of Investments235 Total Advisory Fees Paid$122,469,917
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.3%
Variable Rate Instruments	11.5%
Bank Instruments	12.8%
Commercial Paper	17.5%
Other Repurchase Agreements and Repurchase Agreements	52.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	11.7%
91-180 Days	6.3%
31-90 Days	8.3%
8-30 Days	4.0%
1-7 Days	67.6%

Material Fund Change [Text Block]
C000157047
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Trust Shares
Trading Symbol	PTTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
AssetsNet	$ 103,599,328,299
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 122,469,917
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$103,599,328,299 Number of Investments235 Total Advisory Fees Paid$122,469,917
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.3%
Variable Rate Instruments	11.5%
Bank Instruments	12.8%
Commercial Paper	17.5%
Other Repurchase Agreements and Repurchase Agreements	52.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	11.7%
91-180 Days	6.3%
31-90 Days	8.3%
8-30 Days	4.0%
1-7 Days	67.6%

Material Fund Change [Text Block]
C000026147
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Wealth Shares
Trading Symbol	PCOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 103,599,328,299
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 122,469,917
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$103,599,328,299 Number of Investments235 Total Advisory Fees Paid$122,469,917
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.3%
Variable Rate Instruments	11.5%
Bank Instruments	12.8%
Commercial Paper	17.5%
Other Repurchase Agreements and Repurchase Agreements	52.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	11.7%
91-180 Days	6.3%
31-90 Days	8.3%
8-30 Days	4.0%
1-7 Days	67.6%

Material Fund Change [Text Block]
C000242771
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Administrative Shares
Trading Symbol	TODXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 56,397,422,121
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 41,193,942
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$56,397,422,121 Number of Investments75 Total Advisory Fees Paid$41,193,942
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	46.8%
Repurchase Agreements	49.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.1%
91-180 Days	9.7%
31-90 Days	12.4%
8-30 Days	2.0%
1-7 Days	66.0%

Material Fund Change [Text Block]
C000242768
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Advisor Shares
Trading Symbol	TOVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 56,397,422,121
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 41,193,942
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$56,397,422,121 Number of Investments75 Total Advisory Fees Paid$41,193,942
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	46.8%
Repurchase Agreements	49.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.1%
91-180 Days	9.7%
31-90 Days	12.4%
8-30 Days	2.0%
1-7 Days	66.0%

Material Fund Change [Text Block]
C000026166
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Capital Shares
Trading Symbol	TOCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 56,397,422,121
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 41,193,942
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$56,397,422,121 Number of Investments75 Total Advisory Fees Paid$41,193,942
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	46.8%
Repurchase Agreements	49.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.1%
91-180 Days	9.7%
31-90 Days	12.4%
8-30 Days	2.0%
1-7 Days	66.0%

Material Fund Change [Text Block]
C000242769
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Cash Management Shares
Trading Symbol	TOMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
AssetsNet	$ 56,397,422,121
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 41,193,942
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$56,397,422,121 Number of Investments75 Total Advisory Fees Paid$41,193,942
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	46.8%
Repurchase Agreements	49.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.1%
91-180 Days	9.7%
31-90 Days	12.4%
8-30 Days	2.0%
1-7 Days	66.0%

Material Fund Change [Text Block]
C000144363
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Automated Shares
Trading Symbol	TOAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
AssetsNet	$ 56,397,422,121
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 41,193,942
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$56,397,422,121 Number of Investments75 Total Advisory Fees Paid$41,193,942
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	46.8%
Repurchase Agreements	49.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.1%
91-180 Days	9.7%
31-90 Days	12.4%
8-30 Days	2.0%
1-7 Days	66.0%

Material Fund Change [Text Block]
C000026167
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Institutional Shares
Trading Symbol	TOIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 56,397,422,121
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 41,193,942
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$56,397,422,121 Number of Investments75 Total Advisory Fees Paid$41,193,942
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	46.8%
Repurchase Agreements	49.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.1%
91-180 Days	9.7%
31-90 Days	12.4%
8-30 Days	2.0%
1-7 Days	66.0%

Material Fund Change [Text Block]
C000242770
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Premier Shares
Trading Symbol	TOPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 56,397,422,121
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 41,193,942
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$56,397,422,121 Number of Investments75 Total Advisory Fees Paid$41,193,942
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	46.8%
Repurchase Agreements	49.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.1%
91-180 Days	9.7%
31-90 Days	12.4%
8-30 Days	2.0%
1-7 Days	66.0%

Material Fund Change [Text Block]
C000242767
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Select Shares
Trading Symbol	TOLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 56,397,422,121
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 41,193,942
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$56,397,422,121 Number of Investments75 Total Advisory Fees Paid$41,193,942
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	46.8%
Repurchase Agreements	49.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.1%
91-180 Days	9.7%
31-90 Days	12.4%
8-30 Days	2.0%
1-7 Days	66.0%

Material Fund Change [Text Block]
C000026168
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Service Shares
Trading Symbol	TOSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
AssetsNet	$ 56,397,422,121
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 41,193,942
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$56,397,422,121 Number of Investments75 Total Advisory Fees Paid$41,193,942
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	46.8%
Repurchase Agreements	49.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.1%
91-180 Days	9.7%
31-90 Days	12.4%
8-30 Days	2.0%
1-7 Days	66.0%

Material Fund Change [Text Block]
C000026169
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Trust Shares
Trading Symbol	TOTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
AssetsNet	$ 56,397,422,121
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 41,193,942
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$56,397,422,121 Number of Investments75 Total Advisory Fees Paid$41,193,942
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	46.8%
Repurchase Agreements	49.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.1%
91-180 Days	9.7%
31-90 Days	12.4%
8-30 Days	2.0%
1-7 Days	66.0%

Material Fund Change [Text Block]
C000262483
Shareholder Report [Line Items]
Fund Name	Federated Hermes Trust for U.S. Treasury Obligations
Class Name	Automated Shares
Trading Symbol	TATXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of May 29, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Automated Shares	$9Footnote Reference*	0.50%
Footnote	Description
Footnote*	Based on operations for the period from May 29, 2026 to July 31, 2026. Expenses for the full year would be higher.

Expenses Paid, Amount	$ 9 [1]
Expense Ratio, Percent	0.50%
Expenses Short Period Footnote [Text Block]	Based on operations for the period from May 29, 2026 to July 31, 2026. Expenses for the full year would be higher.
AssetsNet	$ 13,729,709,018
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 15,281,088
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,729,709,018 Number of Investments66 Total Advisory Fees Paid$15,281,088
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	43.8%
Repurchase Agreements	56.0%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.0%
91-180 Days	9.2%
31-90 Days	12.0%
8-30 Days	1.9%
1-7 Days	70.8%

Material Fund Change [Text Block]
C000157051
Shareholder Report [Line Items]
Fund Name	Federated Hermes Trust for U.S. Treasury Obligations
Class Name	Cash II Shares
Trading Symbol	TTIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
AssetsNet	$ 13,729,709,018
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 15,281,088
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,729,709,018 Number of Investments66 Total Advisory Fees Paid$15,281,088
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	43.8%
Repurchase Agreements	56.0%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.0%
91-180 Days	9.2%
31-90 Days	12.0%
8-30 Days	1.9%
1-7 Days	70.8%

Material Fund Change [Text Block]
C000157050
Shareholder Report [Line Items]
Fund Name	Federated Hermes Trust for U.S. Treasury Obligations
Class Name	Cash Series Shares
Trading Symbol	TCSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$106	1.04%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.04%
AssetsNet	$ 13,729,709,018
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 15,281,088
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,729,709,018 Number of Investments66 Total Advisory Fees Paid$15,281,088
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	43.8%
Repurchase Agreements	56.0%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.0%
91-180 Days	9.2%
31-90 Days	12.0%
8-30 Days	1.9%
1-7 Days	70.8%

Material Fund Change [Text Block]
C000026170
Shareholder Report [Line Items]
Fund Name	Federated Hermes Trust for U.S. Treasury Obligations
Class Name	Institutional Shares
Trading Symbol	TTOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 13,729,709,018
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 15,281,088
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,729,709,018 Number of Investments66 Total Advisory Fees Paid$15,281,088
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	43.8%
Repurchase Agreements	56.0%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.0%
91-180 Days	9.2%
31-90 Days	12.0%
8-30 Days	1.9%
1-7 Days	70.8%

Material Fund Change [Text Block]
C000243030
Shareholder Report [Line Items]
Fund Name	Federated Hermes Trust for U.S. Treasury Obligations
Class Name	Service Shares
Trading Symbol	TTQXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 13,729,709,018
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 15,281,088
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,729,709,018 Number of Investments66 Total Advisory Fees Paid$15,281,088
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	43.8%
Repurchase Agreements	56.0%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.0%
91-180 Days	9.2%
31-90 Days	12.0%
8-30 Days	1.9%
1-7 Days	70.8%

Material Fund Change [Text Block]

[1]	Based on operations for the period from May 29, 2026 to July 31, 2026. Expenses for the full year would be higher.